Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Current
Cash and restricted cash	$ 451,605	$ 198,920
Accounts receivable	943,812	1,394,689
GST receivable	33,393	99,176
Current portion of finance lease receivables	82,501	21,101
Inventory	6,590,600	5,157,918
Prepaids and deposits	22,083	59,503
Total current assets	8,123,994	6,931,307
Non-current
Promissory note receivable	384,261	593,547
Finance lease receivables	1,247,790	303,802
Right of use assets	620,191	699,574
Property and equipment	1,739,529	1,692,127
Non current portion of prepaids and deposits	46,692	46,692
Deferred financing fees	1,045,221	1,643,249
Other assets	1	1
Total assets	13,207,679	11,910,299
Current
Line of credit	5,469,944	4,419,907
Accounts payable and accrued liabilities	1,021,738	731,223
Note payable	10,574	268,946
Deferred revenue	426,157	823,904
Current portion of warranty liability	121,944	84,707
Current portion of promissory note payable	58,038	56,895
Current portion of lease liabilities	272,468	194,829
Current portion of loans payable to related parties		506,072
Total current liabilities	7,380,863	7,086,483
Non-current
Loans payable to related parties	2,700,625	992,835
Convertible debentures	2,995,136	2,737,054
Lease liabilities	386,650	523,459
Warranty liability	573,203	251,864
Promissory note payable	346,158	404,240
Total liabilities	14,382,635	11,995,935
Equity (Deficit)
Share capital	16,892,725	12,984,796
Equity portion of convertible debentures	379,506	383,094
Reserves	5,515,639	5,342,510
Accumulated other comprehensive loss	(110,192)	(89,368)
Accumulated deficit	(23,852,634)	(18,706,668)
Total Equity (Deficit)	(1,174,956)	(85,636)
Equity and liabilities	$ 13,207,679	$ 11,910,299